Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) Units	Dec. 31, 2022 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)
Convenience translation rate per US$1.00	6.8972				6.8972
Impairment of long-lived assets	¥ 0		¥ 1,627	¥ 0
Advertising expenditures	2,945	$ 427	2,114	1,965
Multi-employer defined contribution plan expenses	12,361	1,792	10,262	4,022
Shipping and handling costs	15,098	2,189	20,777	73,914
Restricted cash	0		160
Inventory write down	956	139	2,640
Gain (loss) on disposal of property plant equipment	103	$ 15	(820)	(456)
Indefinite lived intangible assets	0		0	0
Appropriation of reserves	0		156	0
Right of use asset	64,869		24,670		$ 9,405
Lease Liability	¥ 75,433		¥ 24,661		$ 10,936
Lease Term			12 months
Short Term Lease Term	12 months	12 months
Weighted average remaining lease terms of the right of use asset	18 years				18 years
Weighted average incremental borrowing rate	4.40%				4.40%
Operating lease cost	¥ 13,986	$ 2,028	¥ 10,460	9,019
Short term lease cost	305	$ 44
Other lease cost	0
Cash paid for operating leases	11,164
Allowance for credit loss	1,704				$ 247
Dividend Declared [Member]
Dividends	¥ 0		0	0
General Reserve Fund [Member]
Percentage of reserve appropriation net of tax	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Statutory Surplus Reserve Fund [Member]
Percentage of reserve appropriation net of tax	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Accounts Receivable [Member]
Cost and estimated earnings in excess of billings	¥ 0		717
Cost of Sales [Member]
Inventory write down	956	$ 139	2,640	1,344
Other Expense [Member]
Gain (loss) on disposal of property plant equipment	103	15	(820)	(456)
Shipping and Handling [Member]
Shipping and handling costs	848	$ 123	1,067	¥ 1,409
Development and Purchase Cooperative Arrangement [Member] | Biotech Company Limited [Member]
Agreed-upon milestones, initial investment					14,000	¥ 48,733	$ 7,000
Agreed-upon milestones, payments totaling | $					$ 36,000
Development and Purchase Cooperative Arrangement [Member] | Biotech Company Limited [Member] | AAV [Member]
Number of units of product proposed to be sold | Units				1,000
Revenue from air mobility solutions	¥ 0		¥ 0	¥ 5,137
Series C Redeemable Convertible Preferred stock [Member]
Preferred shares, issued | shares	1,189,397	1,189,397